Financial and Non-Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial and Non-Financial Assets and Liabilities
Schedule of financial and non-financial assets and liabilities

Financial and non-financial assets and liabilities as of December 31, 2023

	Financial Assets	Financial Assets
	Measured at	Measured	Non-	Total
	Fair Value through	at Amortized	Financial	Carrying
December 31, 2023	Profit or Loss	Cost	Assets	Amount
Assets
Non-current financial assets	—	24,201	—	24,201
Account receivables	—	180,892	—	180,892
Accrued income	—	7,297	—	7,297
Cash	—	973,733	—	973,733
	—	1,186,123	—	1,186,123

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Contingent consideration	56,561	—	—	56,561
Non-current interest-bearing liabilities	—	939,508	—	939,508
Non-current lease liabilities	—	27,088	—	27,088
Other non-current liabilities	—	3,783	12,598	16,381
Accounts payable	—	100,564	—	100,564
Other current liabilities	—	12,537	7,249	19,786
Accrued expenses and deferred revenue	—	134,187	146,440	280,627
	56,561	1,217,667	166,287	1,440,515

Financial and non-financial assets and liabilities as of December 31, 2022

	Financial Assets	Financial Assets
	Measured at	Measured at	Non-	Total
	Fair Value through	Amortized	Financial	Carrying
December 31, 2023	Profit or Loss	Cost	Assets	Amount
Assets
Non-current financial assets	—	11,210	—	11,210
Account receivables	—	78,703	—	78,703
Accrued income	—	2,287	—	2,287
Cash	—	1,249,094	—	1,249,094
	—	1,341,295	—	1,341,295

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Contingent consideration	75,880	—	—	75,880
Non-current interesting-bearing liabilities	—	713,030	—	713,030
Non-current lease liabilities	—	15,792	—	15,792
Other non-current liabilities	—	1,363	2,987	4,350
Accounts payable	—	160,404	—	160,404
Other current liabilities	—	10,374	12,323	22,697
Accrued expenses and deferred revenue	—	75,754	60,692	136,446
	75,880	976,717	76,002	1,128,598